Cash and Cash Equivalents - Summary of Detailed Information about Cash and Cash Equivalents (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019
Cash and cash equivalents [abstract]
Cash at bank and in hand	€ 4,907	€ 4,619	€ 3,725
Short-term deposits	2,214	2,518	2,524
Money market investments	1,247	5,116	2,493
Short-term collateral	4	11	2
At December 31	8,372	12,263	8,744	€ 8,744
Cash collateral related to securities lending, repurchase agreements and margins on derivatives transactions	9,208	7,166	6,248
Income from securities lending programs	€ 9	€ 6	€ 8
Weighted effective interest rate on short-term deposits	(0.64%)	(0.38%)	(0.39%)
Average maturity on short-term deposits	10 years	19 years	28 years